FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Our interest rate swap contracts as at December 31, 2018 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
Receiving floating, pay fixed	50,000	October 2012	October 2019	1.22%
Receiving floating, pay fixed	50,000	February 2015	February 2020	1.93%
Receiving floating, pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating, pay fixed	50,000	October 2012	October 2019	1.22%
Receiving floating, pay fixed	50,000	February 2015	February 2020	1.92%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating, pay fixed	50,000	February 2017	February 2022	1.90%
Receiving floating, pay fixed	50,000	April 2017	April 2022	1.86%
	500,000

Fair Value, by Balance Sheet Grouping
The carrying value and estimated fair value of our financial instruments at December 31, 2018 and December 31, 2017 are as follows:

	2018	2018	2017	2017
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	305,352	305,352	309,029	309,029
Restricted cash	67,252	67,252	62,955	62,955
Marketable securities	12,033	12,033	16,300	16,300
Derivative assets	9,449	9,449	3,748	3,748
Liabilities
Long term debt - floating	1,185,294	1,185,294	1,069,538	1,069,538
Long term debt - convertible bond	—	—	185,835	178,856
Long term debt - sellers credit	—	—	44,000	44,000
Short term debt - convertible bond	167,359	167,382	—	—
Derivative liabilities	1,294	1,294	2,293	2,293

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The fair value hierarchy of our financial instruments is as follows:

(in thousands of $)	2018 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	305,352	305,352	—	—
Restricted cash	67,252	67,252	—	—
Marketable equity securities	12,033	12,033	—	—
Derivative assets	9,449	—	9,449	—
Liabilities
Long term debt - floating	1,185,294	—	1,185,294	—
Short term debt - convertible bond	167,359	—	167,359	—
Derivative liabilities	1,294	—	1,294	—

(in thousands of $)	2017 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	309,029	309,029	—	—
Restricted cash	62,955	62,955	—	—
Marketable equity securities	16,300	16,300	—	—
Derivative assets	3,748	—	3,748	—
Liabilities
Long term debt - floating	1,069,538	—	1,069,538	—
Long term debt - convertible bond	185,835	—	185,835	—
Long term debt - sellers credit	44,000	—	44,000	—
Derivative liabilities	2,293	—	2,293	—